Income Taxes - Domestic and Foreign Components of Net Loss Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S.					$ (81,259)	$ (38,267)
Foreign					916	666
Loss before income taxes	$ (8,935)	$ (21,596)	$ (5,370)	$ (61,337)	$ (80,343)	$ (37,601)